Leases - Schedule of Lease Assets and Liabilities (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases - Schedule of Lease Assets and Liabilities (Details) [Line Items]
Operating Lease, Right-of-Use Asset	$ 146	$ 2,831	$ 13,909
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Operating Lease, Liability, Current	974	$ 2,550	$ 1,792
Operating Lease, Liability, Noncurrent	$ 730	$ 2,314	$ 12,878